Operating Leases	12 Months Ended
Dec. 31, 2023
Leases, Operating [Abstract]
Operating Leases

6 OPERATING LEASES

The Group's leases consist of operating leases for administrative office located in different cities in the PRC. Certain leases include rental escalation clauses with fixed rate rent increase over the term of the lease, which is factored into the Group's determination of lease payments. As of December 31, 2021, 2022 and 2023, the Group has no finance lease.

The components of lease expense for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	114,168	39,333	18,537
Lease cost for leases with terms less than one year	36,110	990	1,356
Total lease cost	150,278	40,323	19,893

For the years ended December 31, 2021, 2022 and 2023, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2023:

As of December 31,
2023
RMB
2024	8,813
2025	4,595
2026	3,266
2027	1,220
2028	1,626
2029 and thereafter	407
Total future lease payments	19,927
Less: imputed interest	(2,620)
Balance as of December 31, 2023	17,307

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
Weighted average remaining lease term (years)	2.60	1.60	3.19
Weighted average discount rate (percentage)	9.35	9.23	9.43

Supplemental information related to the Group's operating leases for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for operating leases	94,641	36,383	17,438